SCHEDULE OF BUSINESS ACQUISITION PRO FORMA INFORMATION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional paid in capital	$ 45,465,077		$ 45,465,077	$ 22,798,839
Pro forma net adjustment	11,126,064	$ 4,775,936	11,353,119	(4,170,377)	$ (5,012,437)
Cost of Goods Sold	(2,791,326)	(96,719)	(6,509,382)	(812,130)
Interest expense	(7,110)	(292,405)	(358,689)	(2,061,782)
Loss on extinguishment of debt		$ (1,376,756)	(1,376,756)	(725,723)
Pro Forma [Member]
Additional working capital
Additional paid in capital
Pro forma net adjustment
Revenue			(300,000)	(600,000)
Cost of Goods Sold			(550,000)	(600,000)
General and Administrative Costs			80,000
Pro forma net adjustment			(330,000)
Interest expense				(1,800,000)
Loss on extinguishment of debt				(725,000)
Pro forma net adjustment				(2,525,000)
Parent Company [Member]
Additional paid in capital			45,465,077
Pro forma net adjustment			11,413,906
Revenue			1,018,363	986,826
Cost of Goods Sold			(776,063)	(812,130)
Interest expense			(699,149)	(2,061,782)
Loss on extinguishment of debt			(1,376,756)	(725,723)
Parent Company [Member] | Pro Forma [Member]
Additional working capital
Additional paid in capital
Pro forma net adjustment
Champion Acquisition [Member]
Additional paid in capital			6,264,825
Pro forma net adjustment			6,264,825
Revenue			17,909,282	18,304,859
Cost of Goods Sold			(13,569,736)	(14,354,863)
Interest expense			(59,950)	(77,752)
Loss on extinguishment of debt
Champion Acquisition [Member] | Pro Forma [Member]
Additional working capital
Additional paid in capital